Intangible assets (Details) - USD ($) $ in Thousands	Mar. 31, 2024	Dec. 31, 2023
Cost
Total cost	$ 5,156,412	$ 5,147,971
Accumulated amortization	(1,407,473)	(1,292,106)
Net book value	3,748,939	3,855,865
Customer relationships
Cost
Total cost	4,089,517	4,090,393
Order backlog
Cost
Total cost	540,921	541,302
Trade names & brands
Cost
Total cost	204,629	204,653
Patient database
Cost
Total cost	170,345	170,366
Technology assets
Cost
Total cost	$ 151,000	$ 141,257